Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Tabular Disclosure of Pay Versus Performance

The following table presents the pay versus performance information for our named executive officers. The amounts set forth in the table below under the headings "Compensation Actually Paid to PEO" and "Average Compensation Actually Paid to Non-PEO NEOs" have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term "compensation actually paid" is required by the SEC's rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by such individuals included in the table. Our Executive Chairman is our principal executive officer and is referred to as PEO in the headers of the following tables.

Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ("TSR")(3) ($)	Net Loss (in thousands)(4) ($)
2024	681,136	595,609	343,084	325,900	10.68	(14,671)
2023	621,448	368,248	390,863	301,185	22.72	(17,259)
2022	1,260,144	(24,883)	779,555	262,422	39.00	(11,448)

_____________

(1)
Represents the amounts of total compensation reported for Mr. Murphy (our Executive Chairman) for each corresponding year in the "Total" column of the Summary Compensation Table. Please refer to "Executive Compensation - Summary Compensation Table" for additional details.
(2)
Represents the amount of compensation actually paid as computed in accordance with Item 402(v) of Regulation S-K. Please refer to the table below for adjustments made to the total compensation for our PEO and average total compensation for our Non-PEO NEOs each year to determine the compensation actually paid:

		PEO		Average of Non-PEO NEOs
	2024	2023	2022	2023	2022
Summary Compensation Table Total	$681,136	$621,448	$1,260,144	$390,863	$779,555
Less: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table(a)	—	73,921	829,672	73,921	353,651
Adjusted fair value of equity awards
Fair value at year-end of awards granted during the year that are outstanding and unvested	—	60,894	492,234	60,894	188,923
Change in fair value at year-end of awards granted in prior years that are outstanding and unvested from prior year-end	(56,805)	(47,955)	(1,290,498)	(15,523)	(492,366)
Fair value at vesting date of equity awards granted during the year that vested during the year	—	7,691	62,791	7,691	17,260
Change in fair value at vesting date of equity awards granted in prior years that vested during the year from prior year-end	(28,723)	(199,909)	280,118	(68,819)	122,701

Compensation Actually Paid	$595,609	$368,248	$(24,883)	$301,185	$262,422

_____________

(a)
Represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.

(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2021. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's stock price at the end and the beginning of the measurement period by (ii) the Company's stock price at the beginning of the measurement period.
(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on Form 10-K for the years ended March 31, 2024 and 2023, as filed with the SEC on May 31, 2024 and July 14, 2023, respectively.

Named Executive Officers, Footnote
(1)
Represents the amounts of total compensation reported for Mr. Murphy (our Executive Chairman) for each corresponding year in the "Total" column of the Summary Compensation Table. Please refer to "Executive Compensation - Summary Compensation Table" for additional details.

Peer Group Issuers, Footnote
(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2021. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's stock price at the end and the beginning of the measurement period by (ii) the Company's stock price at the beginning of the measurement period.

PEO Total Compensation Amount	$ 681,136	$ 621,448	$ 1,260,144
PEO Actually Paid Compensation Amount	$ 595,609	368,248	(24,883)
Adjustment To PEO Compensation, Footnote	Please refer to the table below for adjustments made to the total compensation for our PEO and average total compensation for our Non-PEO NEOs each year to determine the compensation actually paid:

		PEO		Average of Non-PEO NEOs
	2024	2023	2022	2023	2022
Summary Compensation Table Total	$681,136	$621,448	$1,260,144	$390,863	$779,555
Less: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table(a)	—	73,921	829,672	73,921	353,651
Adjusted fair value of equity awards
Fair value at year-end of awards granted during the year that are outstanding and unvested	—	60,894	492,234	60,894	188,923
Change in fair value at year-end of awards granted in prior years that are outstanding and unvested from prior year-end	(56,805)	(47,955)	(1,290,498)	(15,523)	(492,366)
Fair value at vesting date of equity awards granted during the year that vested during the year	—	7,691	62,791	7,691	17,260
Change in fair value at vesting date of equity awards granted in prior years that vested during the year from prior year-end	(28,723)	(199,909)	280,118	(68,819)	122,701

Compensation Actually Paid	$595,609	$368,248	$(24,883)	$301,185	$262,422

_____________

(a)
Represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.

(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2021. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's stock price at the end and the beginning of the measurement period by (ii) the Company's stock price at the beginning of the measurement period.
(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on Form 10-K for the years ended March 31, 2024 and 2023, as filed with the SEC on May 31, 2024 and July 14, 2023, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 343,084	390,863	779,555
Non-PEO NEO Average Compensation Actually Paid Amount	$ 325,900	301,185	262,422
Adjustment to Non-PEO NEO Compensation Footnote	Please refer to the table below for adjustments made to the total compensation for our PEO and average total compensation for our Non-PEO NEOs each year to determine the compensation actually paid:

		PEO		Average of Non-PEO NEOs
	2024	2023	2022	2023	2022
Summary Compensation Table Total	$681,136	$621,448	$1,260,144	$390,863	$779,555
Less: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table(a)	—	73,921	829,672	73,921	353,651
Adjusted fair value of equity awards
Fair value at year-end of awards granted during the year that are outstanding and unvested	—	60,894	492,234	60,894	188,923
Change in fair value at year-end of awards granted in prior years that are outstanding and unvested from prior year-end	(56,805)	(47,955)	(1,290,498)	(15,523)	(492,366)
Fair value at vesting date of equity awards granted during the year that vested during the year	—	7,691	62,791	7,691	17,260
Change in fair value at vesting date of equity awards granted in prior years that vested during the year from prior year-end	(28,723)	(199,909)	280,118	(68,819)	122,701

Compensation Actually Paid	$595,609	$368,248	$(24,883)	$301,185	$262,422

_____________

(a)
Represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.

(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2021. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's stock price at the end and the beginning of the measurement period by (ii) the Company's stock price at the beginning of the measurement period.
(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on Form 10-K for the years ended March 31, 2024 and 2023, as filed with the SEC on May 31, 2024 and July 14, 2023, respectively.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our non-PEO NEOs and the Company's cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The graph below shows the relationship between the compensation actually paid to our PEO, the average of compensation actually paid to our non-PEO NEOs and our net loss during the two most recently completed fiscal years.

We do not use net loss as a performance measurement in our executive compensation. As a pre-commercial stage company, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.

Total Shareholder Return Amount	$ 10.68	22.72	39
Net Income (Loss)	$ (14,671,000)	$ (17,259,000)	$ (11,448,000)
PEO Name	Mr. Murphy	Mr. Murphy	Mr. Murphy
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on Form 10-K for the years ended March 31, 2024 and 2023, as filed with the SEC on May 31, 2024 and July 14, 2023, respectively.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (73,921)	$ (829,672)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	60,894	492,234
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,805)	(47,955)	(1,290,498)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	7,691	62,791
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,723)	(199,909)	280,118
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(73,921)	(353,651)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		60,894	188,923
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,523)	(492,366)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,691	17,260
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (68,819)	$ 122,701